Share-Based Compensation - Additional Information (Detail) - USD ($)							12 Months Ended
	Oct. 14, 2017	Apr. 14, 2017	Mar. 23, 2017	Mar. 29, 2016	Mar. 17, 2015	Oct. 14, 2014	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period							25,282	118,971
Weighted average grant value per share, vested							$ 16.17	$ 11.10
Share vested, total fair value								$ 1,893,223
Share-based compensation costs							$ 859,061	636,324
Vesting period							5 years
Options, vesting in period	20,000	194,055					214,055
Grant date option price, vested	$ 23.18	$ 24.29
Exercised, number of shares							0
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)					4 years	4 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)					6 years 6 months	6 years 6 months
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized							$ 1,027,683	$ 690,514
Total compensation cost not yet recognized period for recognition							1 year 5 months 27 days	1 year 7 months 2 days
2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized for grant							3,000,000
Vesting term							Shares under the 2013 Plan non-employee directors with a weighted average value of $15.80 per share. These shares vest on the first anniversary of the grant date.
Total compensation cost not yet recognized							$ 85,898	$ 673,022
2013 Long Term Incentive Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total compensation cost not yet recognized period for recognition							2 months 16 days	8 months 12 days
2013 Long Term Incentive Plan [Member] | General and Administrative Costs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs							$ 553,894	$ 937,647
Non Employee Director [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares			28,194	22,782
Weighted average value, per share			$ 12.77	$ 15.80
Vesting term							Shares under the 2013 Plan to non-employee directors with a weighted average value of $12.77 per share. These restricted shares vest on the first anniversary of the grant date.
Restricted stock unit, vesting in period							22,782
Weighted average grant value per share, vested							$ 15.80
Share vested, total fair value							$ 305,279
Chief Executive Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares			42,023	29,966
Weighted average value, per share			$ 12.77	$ 15.80
Officers and Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Share-based Compensation, expiration period							10 years
Officers and Employees [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Number of shares			23,458	19,872
Weighted average value, per share			$ 12.77	$ 15.80
Officer [Member] | 2013 Long Term Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit, vesting in period							2,500
Weighted average grant value per share, vested							$ 19.59
Share vested, total fair value							$ 24,888